ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2023	December 31, 2022
Gross receivables
Real Estate Services	$1,056	$1,094
Healthcare Services	3,063	6,493
Subtotal	4,119	7,587
Allowance
Real Estate Services	(338)	(338)
Healthcare Services	(866)	(960)
Subtotal	(1,204)	(1,298)
Accounts receivable, net of allowance	$2,915	$6,289

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Gross receivables
Real Estate Services	$1,094	$1,442
Healthcare Services (a)	6,493	880
Subtotal	7,587	2,322
Allowance
Real Estate Services	(338)	(35)
Healthcare Services (a)	(960)	(142)
Subtotal	(1,298)	(177)
Accounts receivable, net of allowance	$6,289	$2,145

(a)	At December 31, 2022, our accounts receivable included $1.9 million from the Employee Retention Tax Credit (ERTC).

SCHEDULE OF REAL ESTATE TAX RECOGNIZED

The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the year ended December 31, 2022, and 2021:

	Year Ended December 31,
(Amounts in 000’s)	2022	2021
Rental revenues	$391	$464
Other operating expenses	$391	$464

SCHEDULE OF ACCOUNTS PAYABLE

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2023	December 31, 2022
Accounts payable
Real Estate Services	$926	$797
Healthcare Services	2,233	2,496
Total Accounts payable	$3,159	$3,293

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Accounts payable
Real Estate Services	$797	$2,781
Healthcare Services	2,496	968
Total Accounts payable	$3,293	$3,749

SCHEDULE OF SECURITIES OUTSTANDING EXCLUDED FROM COMPUTATION

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	March 31,
(Share amounts in 000’s)	2023	2022
Stock options	13	13
Warrants - employee	34	34
Warrants - non employee	1	5
Total anti-dilutive securities	48	52

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Stock options	13	13
Common Stock warrants - employee	34	34
Common Stock warrants - nonemployee	1	9
Total shares	48	56